Financial Liabilities and Lease Debts - Disclosure of Sensitivity on the Expected Volatility (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 18, 2024	Jan. 25, 2024	Apr. 17, 2023
Tranche A Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	$ 7,467	$ 12,546			$ 5,280
Tranche A Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	7,538
Tranche A Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	7,303
Tranche B Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	3,745	6,679		$ 3,534
Tranche B Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	3,812
Tranche B Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	3,638
Tranche C Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	1,651	$ 2,834	$ 755
Tranche C Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	1,684
Tranche C Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	$ 1,651